MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 0.6%
------------------------------------------------------------------------
     $  500        Michigan South Central Power Agency
                   Supply System, 6.75%, 11/1/10             $   519,175
------------------------------------------------------------------------
                                                             $   519,175
------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.6%
------------------------------------------------------------------------
     $1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20         $ 1,108,200
      1,070        South Redford School District,
                   Prerefunded to 5/10/07, (FGIC),
                   5.50%, 5/1/22                               1,119,252
------------------------------------------------------------------------
                                                             $ 2,227,452
------------------------------------------------------------------------
General Obligations -- 8.7%
------------------------------------------------------------------------
     $  500        Avondale School District, 6.75%, 5/1/14   $   512,890
      4,710        Detroit, 6.35%, 4/1/14                      4,940,036
        475        Detroit, 6.70%, 4/1/10                        519,954
      1,000        Mattawan Consolidated Schools,
                   6.40%, 5/1/09                               1,048,710
      1,100        Puerto Rico, 0.00%, 7/1/16                    456,676
------------------------------------------------------------------------
                                                             $ 7,478,266
------------------------------------------------------------------------
Hospital -- 11.2%
------------------------------------------------------------------------
     $  500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   501,085
      1,000        Dickinson County Health System,
                   5.80%, 11/1/24                                775,090
      1,000        John Tolfree Health System Corp.,
                   6.00%, 9/15/23                                836,350
      1,000        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                     939,250
      2,000        Michigan HFA, (Central Michigan
                   Community Hospital), 6.25%, 10/1/27         1,732,100
        250        Michigan HFA, (Henry Ford Continuing
                   Care Corp.), 6.75%, 7/1/11                    259,232
      6,000        Michigan HFA, (McLaren Obligated Group),
                   4.50%, 10/15/21                             4,508,100
------------------------------------------------------------------------
                                                             $ 9,551,207
------------------------------------------------------------------------
Housing -- 0.3%
------------------------------------------------------------------------
     $  205        Michigan HDA, Rental Housing, (AMT),
                   7.15%, 4/1/10                             $   213,333
------------------------------------------------------------------------
                                                             $   213,333
------------------------------------------------------------------------
Industrial Development Revenue -- 6.4%
------------------------------------------------------------------------
     $2,000        Dickinson, PCR, (Champion
                   International), 5.85%, 10/1/18            $ 1,894,960
      1,000        Michigan Strategic Fund, (Crown Paper),
                   (AMT), 6.50%, 8/1/21                          682,500
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  110        Michigan Strategic Fund, (KMart Corp.),
                   6.80%, 12/15/07                           $   110,708
      2,200        Michigan Strategic Fund, (S.D. Warren
                   Co.), (AMT), 7.375%, 1/15/22                2,278,540
        530        Richmond EDC, (KMart Corp.),
                   6.625%, 1/1/07                                533,562
------------------------------------------------------------------------
                                                             $ 5,500,270
------------------------------------------------------------------------
Insured-Education -- 6.8%
------------------------------------------------------------------------
     $1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23                            $   908,720
        500        Ferris State University, (AMBAC),
                   5.00%, 10/1/28                                447,825
      2,750        Ferris State University, (MBIA),
                   5.25%, 10/1/20                              2,626,333
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            1,864,060
------------------------------------------------------------------------
                                                             $ 5,846,938
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.9%
------------------------------------------------------------------------
     $  300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11               $   347,865
      2,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29          1,915,160
        550        Monroe County, PCR, (Detroit Edison
                   Co.), (FGIC), (AMT), 7.65%, 9/1/20            562,265
        500        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/21                          450,555
      2,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                        1,780,980
------------------------------------------------------------------------
                                                             $ 5,056,825
------------------------------------------------------------------------
Insured-General Obligations -- 15.0%
------------------------------------------------------------------------
     $  750        Anchor Bay School District, (FGIC),
                   4.75%, 5/1/26                             $   644,865
      1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                                 871,640
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29               893,110
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 341,932
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 741,152
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      2,783,520
      1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                                974,010
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                                 997,499
        370        Parchment School District, (MBIA),
                   5.00%, 5/1/25                                 342,058
      1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                        929,150
      2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                              2,319,600
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                                 948,390
------------------------------------------------------------------------
                                                             $12,786,926
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 4.4%
------------------------------------------------------------------------
     $3,500        Kent HFA, (Butterworth Health System),
                   (MBIA), 6.125%, 1/15/16                   $ 3,785,635
------------------------------------------------------------------------
                                                             $ 3,785,635
------------------------------------------------------------------------
Insured-Housing -- 1.9%
------------------------------------------------------------------------
     $  500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   522,785
      1,250        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                       1,125,363
------------------------------------------------------------------------
                                                             $ 1,648,148
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 2.4%
------------------------------------------------------------------------
     $2,200        Hancock HFA, (Portage Health), (MBIA),
                   5.45%, 8/1/47                             $ 2,043,448
------------------------------------------------------------------------
                                                             $ 2,043,448
------------------------------------------------------------------------
Insured-Transportation -- 1.0%
------------------------------------------------------------------------
     $1,000        Wayne Charter County Airport, (MBIA),
                   (AMT), 5.00%, 12/1/28                     $   870,080
------------------------------------------------------------------------
                                                             $   870,080
------------------------------------------------------------------------
Insured-Water and Sewer -- 10.7%
------------------------------------------------------------------------
     $5,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 4,388,450
      4,400        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       3,780,128
      1,000        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                                940,960
------------------------------------------------------------------------
                                                             $ 9,109,538
------------------------------------------------------------------------
Miscellaneous -- 1.2%
------------------------------------------------------------------------
     $1,100        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,052,700
------------------------------------------------------------------------
                                                             $ 1,052,700
------------------------------------------------------------------------
Pooled Loans -- 3.0%
------------------------------------------------------------------------
     $1,825        Michigan Municipal Bond Authority Local
                   Government Loan, 6.75%, 5/1/12            $ 1,928,770
        590        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21                615,665
------------------------------------------------------------------------
                                                             $ 2,544,435
------------------------------------------------------------------------
Senior Living / Life Care -- 2.6%
------------------------------------------------------------------------
     $1,500        Kalamazoo EDC, (Friendship Village),
                   6.25%, 5/15/27                            $ 1,315,650
      1,000        Michigan HFA, (Presbyterian Village),
                   6.50%, 1/1/25                                 912,530
------------------------------------------------------------------------
                                                             $ 2,228,180
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 10.1%
------------------------------------------------------------------------
     $  250        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.60%, 5/1/16    $   278,880
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.65%, 5/1/22      1,469,157
      1,500        Detroit Local Development Finance
                   Authority, (Chrysler Corp.),
                   5.375%, 5/1/21                              1,414,020
      3,800        Detroit, (Convention Facility Cobo Hall
                   Expansion), 5.25%, 9/30/12(1)               3,711,308
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,192,123
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 598,540
------------------------------------------------------------------------
                                                             $ 8,664,028
------------------------------------------------------------------------
Transportation -- 3.6%
------------------------------------------------------------------------
     $1,500        Kent County Airport Facility, (AMT),
                   Variable Rate, 1/1/25(2)(3)               $ 1,223,010
        345        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(3)(4)        335,771
      2,000        Wayne Charter County Airport, (AMT),
                   Variable Rate, 12/1/28(2)(3)                1,480,360
------------------------------------------------------------------------
                                                             $ 3,039,141
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $82,790,253)                             $84,165,725
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $ 1,410,743
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $85,576,468
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 51.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.9% to 22.3% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $72,176,216        $30,680,138          $131,235,003          $82,790,253
   Unrealized appreciation
      (depreciation)                         849,491           (661,965)              781,255            1,375,472
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $73,025,707        $30,018,173          $132,016,258          $84,165,725
----------------------------------------------------------------------------------------------------------------------
Cash                                     $        --        $   198,548          $         --          $   240,392
Interest receivable                          680,262            396,072             1,298,540            1,184,225
Receivable for daily variation
   margin on open
   financial futures contracts                 2,250              1,000                 4,250                1,500
Prepaid expenses                                  --             14,642                20,676                   --
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $73,708,219        $30,628,435          $133,339,724          $85,591,842
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Demand note payable                      $        --        $        --          $    100,000          $        --
Due to bank                                   70,088                 --                84,673                   --
Payable to affiliate for Trustees'
   fees                                          100                 --                    --                   --
Accrued expenses                              14,028              8,758                18,396               15,374
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    84,216        $     8,758          $    203,069          $    15,374
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $73,624,003        $30,619,677          $133,136,655          $85,576,468
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $72,776,299        $31,280,563          $132,350,814          $84,199,378
Net unrealized appreciation
   (depreciation) (computed on the
   basis of identified cost)                 847,704           (660,886)              785,841            1,377,090
----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $73,624,003        $30,619,677          $133,136,655          $85,576,468
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $47,429,619          $245,018,182           $242,334,742         $10,494,957
   Unrealized appreciation
      (depreciation)                          763,796               405,221             (8,759,607)            235,268
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $48,193,415          $245,423,403           $233,575,135         $10,730,225
------------------------------------------------------------------------------------------------------------------------
Cash                                      $   486,566          $     28,950           $  1,802,077         $   110,717
Receivable for investments sold                    --                    --                337,163                  --
Interest receivable                           652,240             2,947,883              3,273,676             161,737
Receivable for daily variation
   margin on open
   financial futures contracts                     --                    --                  7,500                  --
Prepaid expenses                               16,523                35,714                     --              15,053
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $49,348,744          $248,435,950           $238,995,551         $11,017,732
------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open
   financial futures contracts            $       437          $      3,750           $         --         $        --
Payable for when-issued securities            490,276                    --              1,269,517                  --
Payable to affiliate for Trustees'
   fees                                            78                    --                     --                  --
Accrued expenses                               10,065                32,683                 33,871               7,312
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   500,856          $     36,433           $  1,303,388         $     7,312
------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $48,847,888          $248,399,517           $237,692,163         $11,010,420
------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $48,131,915          $248,404,207           $246,457,725         $10,775,152
Net unrealized appreciation
   (depreciation) (computed on the
   basis of identified cost)                  715,973                (4,690)            (8,765,562)            235,268
------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $48,847,888          $248,399,517           $237,692,163         $11,010,420
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                 $ 4,937,160        $ 2,062,167           $ 8,476,848          $ 5,768,485
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 4,937,160        $ 2,062,167           $ 8,476,848          $ 5,768,485
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   291,302        $    75,588           $   581,800          $   355,554
Trustees fees and expenses                     8,969              2,520                13,128               10,215
Legal and accounting services                 51,512             20,684                26,874               50,542
Custodian fee                                 50,359             24,926                78,954               45,804
Miscellaneous                                 12,769              8,131                15,439               18,919
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   414,911        $   131,849           $   716,195          $   481,034
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $     8,590        $    10,802           $    33,055          $        --
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $     8,590        $    10,802           $    33,055          $        --
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   406,321        $   121,047           $   683,140          $   481,034
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 4,530,839        $ 1,941,120           $ 7,793,708          $ 5,287,451
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $  (527,758)       $    (9,486)          $  (388,620)         $(1,675,035)
   Financial futures contracts                (1,488)             6,302                21,285               38,732
   Written options                                --             (5,327)              (22,830)                  --
----------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                        $  (529,246)       $    (8,511)          $  (390,165)         $(1,636,303)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(3,317,432)       $(1,669,441)          $(4,808,155)         $(2,821,594)
   Financial futures contracts                (1,787)             1,079                 4,586                1,618
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(3,319,219)       $(1,668,362)          $(4,803,569)         $(2,819,976)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(3,848,465)       $(1,676,873)          $(5,193,734)         $(4,456,279)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   682,374        $   264,247           $ 2,599,974          $   831,172
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------
Interest                                  $ 3,280,707          $ 17,202,166           $ 17,367,690         $  818,649
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 3,280,707          $ 17,202,166           $ 17,367,690         $  818,649
------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   158,394          $  1,216,412           $  1,223,892         $   21,272
Trustees fees and expenses                      8,789                20,170                 20,368                536
Legal and accounting services                  22,671                43,610                 81,494             19,739
Custodian fee                                  34,419               114,342                146,348             15,936
Miscellaneous                                  10,648                50,981                 77,417              4,669
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   234,921          $  1,445,515           $  1,549,519         $   62,152
------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    11,319          $         --           $         --         $       --
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    11,319          $         --           $         --         $       --
------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   223,602          $  1,445,515           $  1,549,519         $   62,152
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 3,057,105          $ 15,756,651           $ 15,818,171         $  756,497
------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  (607,081)         $    (11,015)          $    210,641         $ (291,804)
   Financial futures contracts                 (1,277)               (6,305)                11,827                 --
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  (608,358)         $    (17,320)          $    222,468         $ (291,804)
------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(1,965,079)         $(13,347,272)          $(15,716,004)        $ (374,388)
   Financial futures contracts                (47,823)             (409,911)                (5,955)                --
------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(2,012,902)         $(13,757,183)          $(15,721,959)        $ (374,388)
------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,621,260)         $(13,774,503)          $(15,499,491)        $ (666,192)
------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   435,845          $  1,982,148           $    318,680         $   90,305
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  4,530,839        $  1,941,120         $  7,793,708          $  5,287,451
   Net realized loss                            (529,246)             (8,511)            (390,165)           (1,636,303)
   Net change in unrealized appreciation
      (depreciation)                          (3,319,219)         (1,668,362)          (4,803,569)           (2,819,976)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $    682,374        $    264,247         $  2,599,974          $    831,172
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  5,242,737        $  2,519,178         $  9,001,578          $  4,120,260
   Withdrawals                               (26,634,396)        (10,037,815)         (36,358,485)          (28,838,316)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(21,391,659)       $ (7,518,637)        $(27,356,907)         $(24,718,056)
--------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(20,709,285)       $ (7,254,390)        $(24,756,933)         $(23,886,884)
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 94,333,288        $ 37,874,067         $157,893,588          $109,463,352
--------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 73,624,003        $ 30,619,677         $133,136,655          $ 85,576,468
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $  3,057,105          $ 15,756,651           $ 15,818,171         $   756,497
   Net realized gain (loss)                      (608,358)              (17,320)               222,468            (291,804)
   Net change in unrealized appreciation
      (depreciation)                           (2,012,902)          (13,757,183)           (15,721,959)           (374,388)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $    435,845          $  1,982,148           $    318,680         $    90,305
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  3,948,681          $ 12,359,592           $  9,874,314         $   526,482
   Withdrawals                                (15,929,506)          (75,275,630)           (87,374,122)         (5,371,519)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(11,980,825)         $(62,916,038)          $(77,499,808)        $(4,845,037)
----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(11,544,980)         $(60,933,890)          $(77,181,128)        $(4,754,732)
----------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $ 48,847,888          $248,399,517           $237,692,163         $11,010,420
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  5,318,760        $ 2,146,952          $  8,526,230          $  6,229,950
   Net realized gain                           1,622,656            811,139             1,435,275             2,217,392
   Net change in unrealized appreciation
      (depreciation)                          (4,960,999)        (2,289,165)           (5,177,956)           (6,686,327)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $  1,980,417        $   668,926          $  4,783,549          $  1,761,015
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $ 13,039,976        $ 3,990,873          $ 15,311,591          $  5,494,726
   Withdrawals                               (23,779,211)        (6,586,932)          (27,156,440)          (28,028,857)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(10,739,235)       $(2,596,059)         $(11,844,849)         $(22,534,131)
--------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (8,758,818)       $(1,927,133)         $ (7,061,300)         $(20,773,116)
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $103,092,106        $39,801,200          $164,954,888          $130,236,468
--------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 94,333,288        $37,874,067          $157,893,588          $109,463,352
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $  3,484,876          $ 17,814,663           $ 18,951,880         $   927,072
   Net realized gain                              848,429             7,082,663              5,867,482             329,438
   Net change in unrealized appreciation
      (depreciation)                           (3,102,439)          (19,049,566)           (18,321,913)           (862,443)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $  1,230,866          $  5,847,760           $  6,497,449         $   394,067
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  6,142,642          $ 37,233,317           $ 25,746,805         $   980,095
   Withdrawals                                (13,964,317)          (62,376,808)           (76,902,838)         (3,446,497)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $ (7,821,675)         $(25,143,491)          $(51,156,033)        $(2,466,402)
----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $ (6,590,809)         $(19,295,731)          $(44,658,584)        $(2,072,335)
----------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $ 66,983,677          $328,629,138           $359,531,875         $17,837,487
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     ARIZONA PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.52%       0.49%      0.50%       0.50%         0.51%
   Expenses after custodian
      fee reduction                  0.51%       0.48%      0.48%       0.49%         0.50%
   Net investment income             5.67%       5.21%      5.27%       5.56%         5.53%
Portfolio Turnover                     25%         38%        23%         10%           18%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $73,624     $94,333     $103,092    $112,472    $129,862
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     COLORADO PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.39%       0.39%       0.40%       0.40%       0.40%
   Net expenses after
      custodian fee reduction        0.36%       0.35%       0.37%       0.36%       0.36%
   Net investment income             5.85%       5.36%       5.49%       5.86%       5.75%
Portfolio Turnover                     14%         33%         18%         14%         53%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $30,620     $37,874     $39,801     $42,624     $45,416
------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                          0.42%
   Expenses after custodian
      fee reduction                                                                  0.38%
   Net investment income                                                             5.73%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   CONNECTICUT PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.50%       0.50%       0.51%       0.53%         0.52%
   Expenses after custodian
      fee reduction                 0.48%       0.48%       0.50%       0.53%         0.50%
   Net investment income            5.53%       5.15%       5.20%       5.50%         5.49%
Portfolio Turnover                    20%         18%          7%         11%           23%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $133,137    $157,894    $164,955    $174,978    $187,617
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     MICHIGAN PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.52%      0.49%       0.50%       0.52%         0.54%
   Expenses after custodian
      fee reduction                  0.52%      0.48%       0.48%       0.50%         0.52%
   Net investment income             5.67%      5.10%       5.19%       5.45%         5.50%
Portfolio Turnover                     30%        31%         26%         16%           49%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $85,576     $109,463    $130,236    $150,224    $173,465
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    MINNESOTA PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.45%       0.46%       0.47%       0.47%       0.48%
   Expenses after custodian
      fee reduction                  0.43%       0.44%       0.45%       0.44%       0.46%
   Net investment income             5.81%       5.28%       5.28%       5.71%       5.69%
Portfolio Turnover                     12%         19%         23%         22%         45%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $48,848     $60,393     $66,984     $70,674     $76,090
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    NEW JERSEY PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.54%       0.53%       0.54%       0.54%         0.53%
   Expenses after custodian
      fee reduction                 0.54%       0.52%       0.52%       0.52%         0.52%
   Net investment income            5.91%       5.39%       5.52%       5.84%         5.82%
Portfolio Turnover                    26%         32%         14%         24%           39%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $248,400    $309,333    $328,629    $352,772    $386,244
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   PENNSYLVANIA PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.58%       0.54%       0.54%       0.55%         0.54%
   Expenses after custodian
      fee reduction                 0.58%       0.50%       0.50%       0.51%         0.50%
   Net investment income            5.92%       5.49%       5.66%       5.96%         5.90%
Portfolio Turnover                    18%         27%         13%         17%           30%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $237,692    $314,873    $359,532    $402,221    $448,182
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      TEXAS PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.48%       0.39%       0.38%       0.37%       0.32%
   Net expenses after
      custodian fee reduction        0.48%       0.36%       0.35%       0.35%       0.27%
   Net investment income             5.79%       5.50%       5.58%       5.79%       5.81%
Portfolio Turnover                     35%         55%         17%         17%         39%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $11,010     $15,765     $17,837     $21,676     $24,367
------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                          0.42%
   Expenses after custodian
      fee reduction                                                                  0.37%
   Net investment income                                                             5.71%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Federal Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    Arizona                                   $  291,302            0.36%
    Colorado                                      75,588            0.23%
    Connecticut                                  581,800            0.41%
    Michigan                                     355,554            0.38%
    Minnesota                                    158,394            0.30%
    New Jersey                                 1,216,412            0.46%
    Pennsylvania                               1,223,892            0.46%
    Texas                                         21,272            0.16%

 *    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2000 were as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 19,406,091
    Sales                                       36,476,082

    COLORADO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  4,678,698
    Sales                                       10,643,554

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 28,163,159
    Sales                                       45,867,541

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 27,601,481
    Sales                                       47,276,154

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  6,411,225
    Sales                                       15,846,085

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 68,086,835
    Sales                                      117,229,413

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 46,708,313
    Sales                                      110,180,535
    TEXAS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  4,559,456
    Sales                                        8,691,272

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2000, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 72,176,216
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,769,467
    Gross unrealized depreciation               (2,919,976)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    849,491
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 30,680,138
    ------------------------------------------------------
    Gross unrealized appreciation             $    702,956
    Gross unrealized depreciation               (1,364,921)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (661,965)
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $131,235,003
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,046,435
    Gross unrealized depreciation               (3,265,180)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    781,255
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 82,790,253
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,020,687
    Gross unrealized depreciation               (2,645,215)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,375,472
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 47,429,619
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,879,704
    Gross unrealized depreciation               (1,115,908)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    763,796
    ------------------------------------------------------

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $245,027,029
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,432,424
    Gross unrealized depreciation              (10,036,050)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    396,374
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $242,384,348
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,114,626
    Gross unrealized depreciation              (16,923,839)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (8,809,213)
    ------------------------------------------------------

    TEXAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 10,494,957
    ------------------------------------------------------
    Gross unrealized appreciation             $    520,291
    Gross unrealized depreciation                 (285,023)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    235,268
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2000, the Connecticut Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 2000.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2000 is as follows:

                                    FUTURES
                                    CONTRACTS                                         NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Arizona                         9/00        18 U.S. Treasury Bond     Short         $  (1,787)
    ------------------------------------------------------------------------------------------------
    Colorado                        9/00        8 U.S. Treasury Bond      Short         $   1,079
    ------------------------------------------------------------------------------------------------
    Connecticut                     9/00        34 U.S. Treasury Bond     Short         $   4,586
    ------------------------------------------------------------------------------------------------
    Michigan                        9/00        6 U.S. Treasury Bond      Short         $   1,618
    ------------------------------------------------------------------------------------------------
    Minnesota                       9/00        14 U.S. Treasury Bond     Short         $ (47,823)
    ------------------------------------------------------------------------------------------------
    New Jersey                      9/00        120 U.S. Treasury Bond    Short         $(409,911)
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    9/00        60 U.S. Treasury Bond     Short         $  (5,955)

   At July 31, 2000, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO, PENNSYLVANIA MUNICIPALS PORTFOLIO AND TEXAS MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio as of July 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2000 and 1999 and supplementary data for each of the years in the five year period ended
July 31, 2000. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio at July 31, 2000, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 8, 2000

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Texas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant